Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

13. LEASES

The balances for the operating leases where the Company is the lessee are presented as follows:

As of
December 31, 2022
Operating lease right-of-use assets	$5,328,786

Lease liabilities – current	(1,549,725)
Lease liabilities – non-current	(3,920,806)
Total operating lease liabilities	$(5,470,531)

The components of operating lease expense are as follows:

For the year ended December 31, 2022
Operating lease expense	769,244
Short-term lease expense	507,427
Total lease expense	$1,276,671

Short-term leases included lease of Tianjin offices, warehouse and others with a term of 12 months or less.

Both operating lease expense and short-term lease expense are recognized as general and administrative expenses.

Other information related to operating leases where the Company is the lessee is as follows:

As of
December 31, 2022
Weighted-average remaining lease term (in years)	4.15
Weighted-average discount rate	4.24%

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of December 31, 2022:

USD
2023	1,597,286
2024	1,200,535
2025	1,337,565
Thereafter	1,910,349
Total lease payments	6,045,735
Less: imputed interest	(575,204)
Total operating lease liabilities, net of interest	5,470,531